Average Annual Total Returns - FidelityInternationalSmallCapFund-AMCIZPRO - FidelityInternationalSmallCapFund-AMCIZPRO - Fidelity International Small Cap Fund	Dec. 30, 2023
Fidelity Advisor International Small Cap Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(21.68%)
Past 5 years	(0.30%)
Past 10 years	6.61%
Fidelity Advisor International Small Cap Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(21.51%)
Past 5 years	(0.90%)
Past 10 years	5.64%
Fidelity Advisor International Small Cap Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(12.53%)
Past 5 years	(0.09%)
Past 10 years	5.27%
Fidelity Advisor International Small Cap Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(18.33%)
Past 5 years	0.13%
Past 10 years	6.60%
Fidelity Advisor International Small Cap Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(20.02%)
Past 5 years	(0.11%)
Past 10 years	6.57%
Fidelity Advisor International Small Cap Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(16.66%)
Past 5 years	1.17%
Past 10 years	7.59%
Fidelity Advisor International Small Cap Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(16.53%)
Since Inception	2.59%	[1]
F2152
Average Annual Return:
Past 1 year	(19.86%)
Past 5 years	0.80%
Past 10 years	5.40%
F2151
Average Annual Return:
Past 1 year	(19.86%)
Past 5 years	0.80%
Past 10 years	6.16%

[1]	AFrom October 2, 2018.